DISCONTINUED OPERATIONS - Results (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	May 12, 2025	Apr. 11, 2025	Dec. 31, 2025	Dec. 31, 2024
DISCONTINUED OPERATIONS
Sales			$ 947,059	$ 677,243
Cost of sales			480,161	443,882
Mine operating income			466,898	233,361
General and administration			97,740	68,087
Foreign exchange loss			7,784	7,557
Other expenses			690	1,570
Operating income			408,391	156,147
Interest and finance costs, net			(12,278)	(24,129)
Income before income taxes			400,175	141,734
Release of OCI on sale of discontinued operation			(1,701)
Income (loss) from discontinued operation, net of tax			22,287	51,588
Income from discontinued operation, net of tax attributable to:
Income (loss) from discontinued operation, net of tax			22,287	51,588
Compania minera cuzcatlan s.a. de c. v, Disposal group, discontinued operations [member]
DISCONTINUED OPERATIONS
Sales			168	106,447
Cost of sales			287	102,492
Mine operating income			(119)	3,955
General and administration			638	6,213
Foreign exchange loss			190	(1,135)
Other expenses			2,202	8,790
Operating income			(3,149)	(9,913)
Interest and finance costs, net			(325)	(1,058)
Income before income taxes			(3,474)	(10,971)
Income taxes			(1)	(741)
Net loss from operating activities, net of tax			(3,473)	(10,230)
Gain (loss) on sale of discontinued operation		$ 7,646	7,646
Tax expense on sale of discontinued operation			$ 4,173	$ (10,230)
Income (loss) per share from discontinued operation attributable to
Basic			$ 0.01	$ (0.03)
Diluted			$ 0.01	$ (0.03)
Percentage of interest disposed		100.00%
Roxgold sanu s.a and other burkina faso subsidiaries, disposal group, discontinued operations [member]
DISCONTINUED OPERATIONS
Sales			$ 128,059	$ 278,347
Cost of sales			82,393	172,056
Mine operating income			45,666	106,291
General and administration			1,380	1,785
Foreign exchange loss			(4,254)	5,990
Other expenses			3,217	16,704
Operating income			45,323	81,812
Interest and finance costs, net			44	(366)
Income before income taxes			45,367	81,446
Income taxes			10,140	19,628
Net loss from operating activities, net of tax			35,227	61,818
Gain (loss) on sale of discontinued operation	$ (11,360)		(11,360)
Tax expense on sale of discontinued operation			(4,052)
Release of OCI on sale of discontinued operation			(1,701)
Income (loss) from discontinued operation, net of tax			18,114	61,818
Income from discontinued operation, net of tax attributable to:
Fortuna shareholders			13,581	54,472
Non-controlling interest			4,533	7,346
Income (loss) from discontinued operation, net of tax			$ 18,114	$ 61,818
Income (loss) per share from discontinued operation attributable to
Basic			$ 0.04	$ 0.18
Diluted			$ 0.04	$ 0.18
Percentage of interest disposed	100.00%	100.00%